Significant Contingent Liabilities and Unrecognized Contract Commitments - Summary of Outstanding Commitments on Research and Development (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Commitments [Abstract]
Cancelable outstanding commitments on research and development	$ 834,686	$ 29,725	$ 1,311,875